LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Disclosure Of Loans Receivables [Abstract]
LOANS RECEIVABLE [Text Block]

7. LOANS RECEIVABLE

On October 16, 2017, the Company issued a note receivable to Revelo Resources Corp. (TSX-V: RVL), a related party by way of a common director for the principal amount of $400. The note was due on December 31, 2017, together with accrued interest at a rate of 1% per month and a bonus of $20. As at December 31, 2019, the balance owed to the Company pursuant to the note was $526 (December 31, 2018 - $478) including accrued interest and bonus fee. Subsequent to December 31, 2019 , the Company completed a purchase agreement to purchase a portfolio of royalties from Revelo for US$1,162 with the agreement that the proceeds will be used to settle the note receivable (Note 22).

On November 25, 2019 the Company entered into a loan agreement with Boreal Metals Corp. (“BMC”) whereby the Company will loan $800 to BMC for one year. BMC will pay an annual effective interest rate of 8.08% with a loan fee equal to 5% of the loan amount ($40) and is payable on maturity. The Company has the option to elect to receive the loan fee in shares of BMC at not less than the market price of BMC common shares in accordance with TSX-V Policy. BMC is granting security to EMX in connection with the loan consisting of: i) a pledge of the issued and outstanding shares of Iekelvare Minerals AB (“Iekelvare”), a wholly-owned subsidiary of BMC; ii) a guarantee of the loan by Iekelvare; and iii) the obligation to transfer the Gumsberg License (or the issued and outstanding shares of Iekelvare) to the Company if the loan is in default. As at December 31, 2019, the balance of the loan including interest was $846.

333
	December 31, 2019	December 31, 2018
Revelo Resources Corp.	$526	$478
Boreal Metals Corp.	846	-
Total	$1,372	$478